T. ROWE PRICE SHORT-TERM FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
CERTIFICATES OF DEPOSIT 5.5%
EURODOLLAR 5.5% (1)
Natixis, 2.07%, 9/3/19	70,000	70,000
Royal Bank of Canada Toronto, 2.10%, 9/3/19	70,000	70,000
Svenska Handelsbanken, 2.07%, 9/3/19	59,000	59,000
Total Certificates of Deposit (Cost $199,000)		199,000

COMMERCIAL PAPER 34.9%
4(2) 32.6% (2)
Abbvie, 2.334%, 9/6/19	21,000	20,991
Albemarle, 2.275%, 9/24/19	6,000	5,989
Albemarle, 2.285%, 9/23/19	12,000	11,979
Amphenol, 2.261%, 9/3/19	17,000	16,996
Aon, 2.324%, 9/5/19	16,000	15,994
Arrow Electronics, 2.605%, 9/27/19	10,000	9,980
Arrow Electronics, 2.606%, 9/5/19	6,000	5,997
Autozone, 2.232%, 9/9/19	17,000	16,989
Aviation Capital Group, 2.274%, 9/24/19	15,000	14,975
Berkshire Hathaway Energy, 2.253%, 9/10/19	20,000	19,986
Boston Scientific, 2.424%, 9/5/19	11,000	10,996
Boston Scientific, 2.475%, 9/6/19	11,000	10,995
Broadcom, 2.605%, 9/24/19	10,000	9,982
Broadcom, 2.656%, 9/17/19	5,000	4,994
CAFCO, 2.128%, 10/28/19	35,000	34,883
Canadian Natural Resource, 2.284%, 9/25/19	17,000	16,968
CBS, 2.224%, 9/26/19	18,000	17,969
Chariot Funding, 2.394%, 9/16/19	44,400	44,356
Charta, 2.289%, 9/27/19	30,000	29,951
Clorox, 2.235%, 10/2/19	14,400	14,369
Dover, 2.231%, 9/5/19	17,000	16,994
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T. ROWE PRICE SHORT-TERM FUND

	Par	$ Value
(Amounts in 000s)
Dow DuPont, 2.305%, 9/23/19	20,000	19,970
Duke Energy, 2.253%, 9/9/19	18,000	17,989
Eaton, 2.261%, 9/6/19	17,000	16,993
Electricite De France, 2.253%, 9/16/19	16,500	16,482
Enable Midst Partners, 2.454%, 9/16/19	20,000	19,976
Enbridge, 2.375%, 9/13/19	18,000	17,984
Encana, 2.571%, 10/28/19	8,000	7,966
Encana, 2.597%, 9/23/19	12,000	11,982
Energy Transfer Partners, 2.551%, 9/3/19	250	250
Energy Transfer Partners, 2.625%, 9/17/19	20,000	19,975
Eni Finance, 2.366%, 10/3/19	19,000	18,958
Erac Finance, 2.285%, 10/1/19	19,000	18,961
Experian Finance, 2.245%, 10/3/19	18,000	17,959
Fidelity National Information Services, 2.252%, 9/9/19	19,000	18,988
FMC Tech, 2.385%, 9/5/19	13,000	12,995
Fortive, 2.264%, 9/26/19	17,000	16,971
General Mills, 2.223%, 9/16/19	18,000	17,981
General Motors, 2.445%, 9/25/19	9,000	8,983
General Motors, 2.496%, 9/9/19	10,000	9,993
Harley Davidson Financial Services, 2.335%, 9/3/19	15,000	14,996
Hyundai Capital America, 2.284%, 9/3/19	15,000	14,996
Interpublic Group, 2.251%, 9/3/19	17,000	16,996
Manhattan Asset Funding, 2.187%, 10/10/19	32,800	32,722
McKesson, 2.244%, 9/17/19	18,000	17,979
Mohawk Industries, 2.456%, 9/4/19	18,000	17,994
Mondelez International, 2.276%, 9/24/19	19,000	18,970
Nationwide Building Society, 2.183%, 9/5/19	28,216	28,206
Nextera Energy Capital Holdings, 2.274%, 9/24/19	19,000	18,970
Nisource, 2.242%, 9/11/19	12,000	11,991
Nissan Motor Acceptance, 2.385%, 9/3/19	15,000	14,996
Novartis Finance, 2.344%, 9/6/19	40,000	39,984

T. ROWE PRICE SHORT-TERM FUND

	Par	$ Value
(Amounts in 000s)
Nutrien, 2.333%, 9/4/19	22,300	22,293
Omnicom Capital, 2.251%, 9/6/19	17,000	16,993
Plains All American Pipeline, 2.551%, 9/5/19	20,400	20,392
Reckitt Benckiser, 2.252%, 9/4/19	8,000	7,997
Regency Markets No. 1, 2.173%, 9/9/19	5,694	5,691
Regency Markets No. 1, 2.214%, 9/16/19	23,930	23,906
Relx, 2.231%, 9/3/19	10,000	9,997
Rogers Communications, 2.274%, 9/24/19	17,000	16,973
Schlumberger Investment, 2.264%, 10/17/19	42,000	41,884
Sempra Global, 2.305%, 9/20/19	15,000	14,980
Syngenta Wilmington, 2.56%, 10/25/19	18,000	17,932
Transcanada Pipelines, 2.324%, 9/16/19	20,000	19,978
Tyson Foods, 2.242%, 9/9/19	18,000	17,989
VW Credit, 2.274%, 9/23/19	18,000	17,972
Wec Energy Group, 2.253%, 9/17/19	5,000	4,994
Wec Energy Group, 2.354%, 9/11/19	9,000	8,993
Whirlpool, 2.304%, 9/6/19	16,000	15,993
		1,177,446

NON-4(2) 2.3%
Albion Capital, 2.198%, 10/28/19	25,000	24,912
Chi, 2.763%, 9/19/19	6,000	5,993
Dow Chemical, 2.253%, 9/26/19	17,000	16,970
Northwest Memorial Healthcare, 2.16%, 11/14/19	18,000	17,918
Virginia Electric Power, 2.447%, 9/10/19	18,000	17,987
		83,780

Total Commercial Paper (Cost $1,261,365)		1,261,226

MUNICIPAL SECURITIES 6.3%
Baltimore City, VRDN, 2.14%, 7/1/32	26,380	26,380

T. ROWE PRICE SHORT-TERM FUND

	Par	$ Value
(Amounts in 000s)

Banner Health, TECP, 2.35%, 9/18/19	25,000	25,001

Charlotte, Nascar, Series D, COP, VRDN, 2.09%, 6/1/35	10,765	10,765

Colorado Housing & Fin. Auth., Multi-Family, Series I-A1, VRDN,
2.15%, 10/1/36	7,560	7,560

Maryland CDA, Series B, VRDN, 2.14%, 9/1/33	19,000	19,000

Michigan Fin. Auth. , School Loan, GO, VRDN, 2.14%, 9/1/50	28,320	28,320

Michigan Fin. Auth. , School Loan, Series A, GO, VRDN, 2.10%,
9/1/53	10,000	10,000

Providence Health & Services, St. Joseph Health Obligated
Group, VRDN, 2.12%, 10/1/42	35,895	35,895

Southern Ute Indian Tribe, VRDN, 2.30%, 1/1/27	35,000	35,000

Wisconsin Housing & Economic Dev. , Multi-Family, Series F,
VRDN, 2.15%, 11/1/30	30,745	30,745

Total Municipal Securities (Cost $228,665)		228,666

REPURCHASE AGREEMENTS 39.7% (3)

Bank of America, Tri-Party, Dated 8/30/19, 2.16%, Delivery
Value of $135,032,400 on 9/3/19, Collateralized by U. S.
Government securities, 3.50% - 4.00%, 7/1/48 - 8/1/49, valued
at $137,700,000	135,000	135,000

BMO Capital Markets, Tri-Party, Dated 8/30/19, 2.17%, Delivery
Value of $9,002,170 on 9/3/19, Collateralized by U.S.
Government securities, 2.50% - 5.00%, 11/1/27 - 9/1/49, valued
at $9,180,001	9,000	9,000

BNP Paribas, Tri-Party, Dated 8/30/19, 2.17%, Delivery Value of
$399,546,312 on 9/3/19, Collateralized by U. S. Government
securities, 0.00% - 4.50%, 2/27/20 - 3/1/49, valued at
$407,439,034	399,450	399,450

BNP Paribas, Tri-Party, Dated 8/30/19, 2.17%, Delivery Value of
$37,008,921 on 9/3/19, Collateralized by U. S. Government
securities, 0.00% - 4.53%, 2/13/20 - 8/1/49, valued at
$37,740,060	37,000	37,000

Citigroup Global Markets, Tri-Party, Dated 8/30/19, 2.18%,
Delivery Value of $62,015,018 on 9/3/19, Collateralized by U. S.
Government securities, 2.50% - 5.00%, 12/31/20 - 4/1/49,
valued at $63,240,000	62,000	62,000

T. ROWE PRICE SHORT-TERM FUND

	Par	$ Value
(Amounts in 000s)

Credit Agricole, Tri-Party, Dated 8/30/19, 2.16%, Delivery Value
of $250,060,000 on 9/3/19, Collateralized by U. S. Government
securities, 3.00% - 3.50%, 4/1/49 - 8/1/49, valued at
$255,000,000	250,000	250,000

Credit Suisse, Tri-Party, Dated 8/30/19, 2.12%, Delivery Value of
$50,011,778 on 9/3/19, Collateralized by U. S. Government
securities, 0.00% - 2.75%, 10/10/19 - 12/31/23, valued at
$51,012,022	50,000	50,000

HSBC Securities, Tri-Party, Dated 8/30/19, 2.17%, Delivery
Value of $93,022,423 on 9/3/19, Collateralized by U. S.
Government securities, 3.00% - 6.50%, 9/1/23 - 9/1/48, valued
at $94,860,000	93,000	93,000

JPMorgan Chase, Tri-Party, Dated 8/30/19, 2.17%, Delivery
Value of $31,007,474 on 9/3/19, Collateralized by U. S.
Government securities, 2.55% - 6.00%, 5/1/31 - 8/1/49, valued
at $31,620,000	31,000	31,000

RBC Dominion Securities, Tri-Party, Dated 8/30/19, 2.17%,
Delivery Value of $25,006,028 on 9/3/19, Collateralized by U. S.
Government securities, 0.00% - 4.50%, 11/7/19 - 7/20/49,
valued at $25,500,006	25,000	25,000

Royal Bank of Canada, Tri-Party, Dated 8/30/19, 2.17%,
Delivery Value of $311,074,986 on 9/3/19, Collateralized by
U. S. Government securities, 2.99% - 5.00%, 11/1/33 - 4/15/54,
valued at $317,220,001	311,000	311,000

Wells Fargo Securities, Tri-Party, Dated 8/30/19, 2.17%,
Delivery Value of $31,007,474 on 9/3/19, Collateralized by U. S.
Government securities, 3.00%, 8/1/49, valued at $31,620,001	31,000	31,000

Total Repurchase Agreements (Cost $1,433,450)		1,433,450

U. S. TREASURY OBLIGATIONS 14.2%

U. S. Treasury Bills, 1.991%, 10/22/19	99,999	99,728

U. S. Treasury Bills, 2.051%, 10/24/19	100,000	99,723

U. S. Treasury Bills, 2.126%, 10/17/19	114,000	113,722

U. S. Treasury Bills, 2.157%, 10/3/19	100,000	99,833

U. S. Treasury Bills, 2.215%, 10/10/19	100,000	99,793

Total U. S. Treasury Obligations (Cost $512,680)		512,799

T. ROWE PRICE SHORT-TERM FUND

$ Value
(Amounts in 000s)
Total Investments in Securities 100.6%
(Cost $3,635,160)	$3,635,141
Other Assets Less Liabilities (0.6)%	(22,597)
Net Assets 100.0%	$3,612,544

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Eurodollar certificates of deposit are issued by foreign branches of U. S. or foreign banks.
(2)	Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,177,446 and represents 32.6% of net assets.
(3)	Collateralized by U. S. government securities valued at $1,462,131 at August
31, 2019.
CDA	Community Development Administration/Authority
COP	Certificate of Participation
GO	General Obligation
TECP	Tax-Exempt Commercial Paper; the tax exempt nature of income will not pass to the fund's shareholders.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded.
Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SHORT-TERM FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Short-Term Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Debt securities generally are traded in the over-the-counter (OTC) market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities for which the above valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3. On August 31, 2019, all of the fund’s financial instruments were classified in Level 2, based on the inputs used to determine their fair values.